Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.80%
Fertilizers & Agricultural Chemicals–5.26%
CF Industries Holdings, Inc.	253,450	$23,370,624
Integrated Oil & Gas–40.50%
BP PLC, ADR(b)	361,963	11,242,571
Chevron Corp.	279,936	41,763,652
Exxon Mobil Corp.	453,854	48,485,223
Shell PLC, ADR (United Kingdom)	493,234	32,479,459
Suncor Energy, Inc. (Canada)	777,628	29,176,767
TotalEnergies SE (France)	288,663	16,722,868
		179,870,540
Multi-Utilities–1.12%
Sempra	60,130	4,986,581
Oil & Gas Drilling–1.12%
Noble Corp. PLC(b)	155,934	4,997,685
Oil & Gas Equipment & Services–10.68%
Atlas Energy Solutions, Inc.(b)	305,747	7,019,951
Baker Hughes Co., Class A	313,171	14,462,237
Schlumberger N.V.	151,330	6,095,572
Tenaris S.A.	1,050,161	19,847,208
		47,424,968
Oil & Gas Exploration & Production–26.00%
Canadian Natural Resources Ltd. (Canada)	638,299	19,390,306
ConocoPhillips	251,363	24,842,205
Devon Energy Corp.	185,899	6,339,156
Diamondback Energy, Inc.(b)	23,491	3,860,981
EOG Resources, Inc.	88,317	11,109,395
EQT Corp.	286,199	14,630,493
Expand Energy Corp.	111,692	11,347,907
Hess Corp.	107,362	14,926,539
Tourmaline Oil Corp. (Canada)	197,725	9,007,722
		115,454,704
Oil & Gas Refining & Marketing–5.85%
Marathon Petroleum Corp.(b)	84,038	12,245,177
Shares		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66(b)	116,393	$13,719,243
		25,964,420
Oil & Gas Storage & Transportation–7.42%
Cheniere Energy, Inc.	66,369	14,843,427
South Bow Corp. (Canada)	757,446	18,126,378
		32,969,805
Specialty Chemicals–0.85%
Albemarle Corp.(b)	44,814	3,772,891
Total Common Stocks & Other Equity Interests (Cost $419,464,404)		438,812,218
Money Market Funds–1.26%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d)	1,950,975	1,950,975
Invesco Treasury Portfolio, Institutional Class, 4.29%(c)(d)	3,623,273	3,623,273
Total Money Market Funds (Cost $5,574,248)		5,574,248
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $425,038,652)		444,386,466
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.98%
Invesco Private Government Fund, 4.35%(c)(d)(e)	6,139,330	6,139,330
Invesco Private Prime Fund, 4.48%(c)(d)(e)	15,992,501	15,997,299
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,136,629)		22,136,629
TOTAL INVESTMENTS IN SECURITIES–105.04% (Cost $447,175,281)		466,523,095
OTHER ASSETS LESS LIABILITIES—(5.04)%		(22,387,721)
NET ASSETS–100.00%		$444,135,374
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$979,744	$25,016,365	$(24,045,134)	$-	$-	$1,950,975	$56,064
Invesco Liquid Assets Portfolio, Institutional Class	700,068	6,988,048	(7,688,147)	223	(192)	-	12,233
Invesco Treasury Portfolio, Institutional Class	1,119,707	40,235,975	(37,732,409)	-	-	3,623,273	91,707
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,980,129	107,744,154	(108,584,953)	-	-	6,139,330	225,085*
Invesco Private Prime Fund	17,953,750	221,131,971	(223,088,566)	1,635	(1,491)	15,997,299	617,232*
Total	$27,733,398	$401,116,513	$(401,139,209)	$1,858	$(1,683)	$27,710,877	$1,002,321

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$402,242,142	$36,570,076	$—	$438,812,218
Money Market Funds	5,574,248	22,136,629	—	27,710,877
Total Investments	$407,816,390	$58,706,705	$—	$466,523,095
Invesco Energy Fund